Goldman Sachs US Equity Insights Fund Average Annual Total Returns - Service Shares [Member]		12 Months Ended	60 Months Ended	120 Months Ended
	Dec. 31, 2025	Dec. 31, 2025	Dec. 31, 2025	Dec. 31, 2025
S&P 500® Index[Member]
Prospectus [Line Items]
Average Annual Return, Percent		17.88%	14.42%	14.81%
Service Shares
Prospectus [Line Items]
Average Annual Return, Percent		15.49%	13.56%	13.48%
Performance Inception Date	Jan. 09, 2006